Other Payables And Accrued Expenses (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Other Payables And Accrued Expenses [Abstract]
Payroll and related expenses	$ 143,805,000		$ 141,965,000
Provision for vacation pay	43,401,000		44,876,000
Provision for income tax, net of advances	26,858,000		12,292,000
Other income tax liabilities	36,707,000		28,095,000
Value added tax ("VAT") payable	15,202,000		7,295,000
Provisions for royalties	31,549,000		32,217,000
Provision for warranty	164,168,000		164,778,000
Derivative instruments	25,954,000		8,366,000
Provision for losses on long-term contracts	74,509,000		74,408,000
Other	147,051,000	[1]	146,574,000	[1]
Other payables and accrued expenses	743,866,000		648,121,000
Provision in related to cessation program with foreign customer	$ 43,900

[1]	Other, primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.